Fees Summary	Apr. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,399,619.97
Total Fee Amount	1,298.09
Total Offset Amount	0.00
Net Fee	$ 1,298.09
Offering Table N/A
Offset Table N/A	N/A